Risk Management - Economic uncertainty adjustments and Other adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,514	£ 4,352
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,490	4,311
Retail credit cards
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2,861	2,363
Retail other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	52	238
Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,217	1,317
Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	16	97
Economic uncertainty adjustments | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	16	97
Economic uncertainty adjustments | Retail credit cards
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Economic uncertainty adjustments | Retail other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	2
Economic uncertainty adjustments | Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	16	95
Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(34)	(119)
Other adjustments | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(34)	(119)
Other adjustments | Retail credit cards
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	9	54
Other adjustments | Retail other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(10)	19
Other adjustments | Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ (30)	£ (192)